RELATED PARTY DISCLOSURES	12 Months Ended
Dec. 31, 2021
RELATED PARTY DISCLOSURES
RELATED PARTY DISCLOSURES

13.   RELATED PARTY DISCLOSURES

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the Company, including any director of the Company. Compensation for key management personnel of the Company was as follows:

	Year ended
	December 31
	2021	2020
Compensation and benefits	$4,295	$3,632
Share-based compensation	1,554	1,532
Total compensation	$5,849	$5,164

During the years ended December 31, 2021 and 2020, the Company purchased $1.5 million and $2.3 million, respectively, of refined gold from Pan American at a price of $650 per ounce purchased under its La Colorada gold Stream agreement (Note 17).

During the years ended December 31, 2021 and 2020, the Company completed the acquisitions of the Royalty Portfolio and the Newmont Portfolio (Note 4). As a consequence of their shareholding and other factors, Pan American and Newmont are deemed to have significant influence over the Company.